SHAREHOLDERS' EQUITY (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Rocket Lab USA, Inc.
Schedule of Temporory Equity
The dividend rate and issue price of Preferred Stock, par value of $0.0001, as of June 30, 2021 were as follows:

Preferred Stock	Dividend Rate	Issue Price
Series A	$0.05	$0.80
Series B	$0.11	$1.80
Series C	$0.20	$3.37
Series D	$1.71	$28.57
Series E	$1.89	$31.53
Series E-1	$1.89	$31.53

The number of authorized, issued and outstanding preferred stock, par value of $0.0001, as of December 31, 2020 was as follows:

Preferred Stock	Dividend Rate	Issue Price
Series A	$0.05	$0.80
Series B	$0.11	$1.80
Series C	$0.20	$3.37
Series D	$1.71	$28.57
Series E	$1.89	$31.53
Series E-1	$1.89	$31.53